EMPLOYEE STOCK PURCHASE PLAN (Details Narrative)	6 Months Ended
Jun. 30, 2025 shares
Common Class A [Member]
Class of Stock [Line Items]
Warrants to purchase common stock	29,349,264
Employee Stock Purchase Plan [Member]
Class of Stock [Line Items]
Warrants to purchase common stock	1,000,000
Employee Stock Purchase Plan [Member] | Common Class A [Member]
Class of Stock [Line Items]
Purchase price of stock	85.00%